Accrued liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2026
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2025	13,314	541	2,593	16,448
Abandonment cost update	98	—	—	98
Additions (1)	—	4	151	155
Uses (2)	(273)	(66)	(203)	(542)
Financial cost and interest (2)	344	31	31	406
Foreign currency translation	(86)	(17)	(20)	(123)
Transfers	—	2	54	56
Balance as of June 30, 2026 (Unaudited)	13,397	495	2,606	16,498
Current	716	65	503	1,284
Non-current	12,681	430	2,103	15,214
	13,397	495	2,606	16,498
(1)	It mainly includes the recognition of provisions related to environmental compensation at Ecopetrol S.A., among others.
(2)	This represents the financial cost associated with the discounting of the liability and its respective use.